Property Plant and Equipment (Details)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)
Statement [Line Items]
Net book amount at the beginning		$ 56,670	$ 47,921
Additions	$ 1,656,000,000		8,518,000,000
Disposals	(90,000,000)		(4,965,000,000)
Incorporation by business combination			9,174,000,000
Property plant and equipment, deconsolidation	(1,593,000,000)		(47,989,000,000)
Reclassification to assets assets held for sale	28,000,000		412,000,000
Currency translation adjustment	(3,836,000,000)		8,749,000,000
Transfers	989,000,000		(391,000,000)
Depreciation charges	(3,226,000,000)		(10,331,000,000)
Net book amount at the ending	4,146,000,000		56,670,000,000
Net book amount at the beginning	56,670,000,000
Costs [Member]
Statement [Line Items]
Net book amount at the ending	10,167,000,000		210,104,000,000
Net book amount at the beginning	210,104,000,000		175,104,000,000
Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the ending	(6,021,000,000)		(153,434,000,000)
Net book amount at the beginning	(153,434,000,000)		(127,183,000,000)
Buildings And Facilities [Member]
Statement [Line Items]
Net book amount at the beginning		7,738	6,011
Additions	202,000,000		677,000,000
Disposals	(28,000,000)		(93,000,000)
Incorporation by business combination			2,424,000,000
Property plant and equipment, deconsolidation	(4,285,000,000)		(635,000,000)
Reclassification to assets assets held for sale	28,000,000		412,000,000
Currency translation adjustment	(343,000,000)		732,000,000
Transfers	989,000,000		(368,000,000)
Depreciation charges	(428,000,000)		(598,000,000)
Net book amount at the ending	3,817,000,000		7,738,000,000
Net book amount at the beginning	7,738,000,000
Buildings And Facilities [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the beginning		(10,402)	(9,958)
Net book amount at the ending	(3,259,000,000)		(10,402,000,000)
Net book amount at the beginning	(10,402,000,000)
Buildings And Facilities [Member] | Costs [Member]
Statement [Line Items]
Net book amount at the beginning		7,076	18,140
Net book amount at the ending	18,140,000,000		15,969,000,000
Net book amount at the beginning	15,969,000,000
Machinery and Equipment [Member]
Statement [Line Items]
Additions	64,000,000		99,000,000
Disposals	(7,000,000)		(8,000,000)
Incorporation by business combination			566,000,000
Property plant and equipment, deconsolidation	(795,000,000)		(892,000,000)
Reclassification to assets assets held for sale	0		0
Currency translation adjustment	(61,000,000)		287,000,000
Transfers	0		(23,000,000)
Depreciation charges	(89,000,000)		(120,000,000)
Net book amount at the ending	170,000,000		1,058,000,000
Net book amount at the beginning	1,058,000,000		1,149,000,000
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the beginning		(5,676)	(2,481)
Net book amount at the ending	(2,343,000,000)		(5,676,000,000)
Net book amount at the beginning	(5,676,000,000)
Machinery and Equipment [Member] | Costs [Member]
Statement [Line Items]
Net book amount at the beginning		2,513	6,734
Net book amount at the ending	6,734,000,000		3,630,000,000
Net book amount at the beginning	3,630,000,000
Communication Networks [Member]
Statement [Line Items]
Additions	581,000,000		5,132,000,000
Disposals	(55,000,000)		(4,802,000,000)
Incorporation by business combination			0
Property plant and equipment, deconsolidation	(28,322,000,000)		0
Reclassification to assets assets held for sale	0		0
Currency translation adjustment	(2,286,000,000)		5,335,000,000
Transfers	0		566,000,000
Depreciation charges	(1,632,000,000)		(6,956,000,000)
Net book amount at the ending	0		31,714,000,000
Net book amount at the beginning	31,714,000,000		32,439,000,000
Communication Networks [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the ending	0		(119,884,000,000)
Net book amount at the beginning	(119,884,000,000)		(104,703,000,000)
Communication Networks [Member] | Costs [Member]
Statement [Line Items]
Net book amount at the ending	0		151,598,000,000
Net book amount at the beginning	151,598,000,000		137,142,000,000
Other PPE [Member]
Statement [Line Items]
Additions	754,000,000		2,556,000,000
Disposals	0		(62,000,000)
Incorporation by business combination			140,000,000
Property plant and equipment, deconsolidation	(8,485,000,000)		(66,000,000)
Reclassification to assets assets held for sale	0		0
Currency translation adjustment	(682,000,000)		1,927,000,000
Transfers	0		(566,000,000)
Depreciation charges	(1,049,000,000)		(2,630,000,000)
Net book amount at the ending	159,000,000		9,621,000,000
Net book amount at the beginning	9,621,000,000		8,322,000,000
Other PPE [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the ending	(419,000,000)		(9,743,000,000)
Net book amount at the beginning	(9,743,000,000)		(10,041,000,000)
Other PPE [Member] | Costs [Member]
Statement [Line Items]
Net book amount at the ending	578,000,000		19,364,000,000
Net book amount at the beginning	19,364,000,000		18,363,000,000
Agricultural establishments [Member]
Statement [Line Items]
Additions	55,000,000		54,000,000
Disposals	0		0
Incorporation by business combination			6,044,000,000
Property plant and equipment, deconsolidation	(6,102,000,000)		0
Reclassification to assets assets held for sale	0		0
Currency translation adjustment	(464,000,000)		468,000,000
Transfers	0		0
Depreciation charges	(28,000,000)		(27,000,000)
Net book amount at the ending	0		6,539,000,000
Net book amount at the beginning	6,539,000,000		0
Agricultural establishments [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the ending			(7,729,000,000)
Net book amount at the beginning	(7,729,000,000)		0
Net book amount at the ending		$ 0	(7,729)
Agricultural establishments [Member] | Costs [Member]
Statement [Line Items]
Net book amount at the ending	0		14,268,000,000
Net book amount at the beginning	$ 14,268,000,000		$ 0